Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Significant Accounting Policies Policies
Cash and Cash Equivalents		Cash and cash equivalents includes cash on account and demand deposits with reputable financial institutions.
Inventory		Inventory is stated at the lower of cost or market, with cost being determined by the first in, first out (FIFO) basis. Cost includes the cost of materials plus direct labor applied to the product.
Revenue Recognition

Sales are recognized when products are shipped, with no right of return, and the title and risk of loss has passed to unaffiliated customers or when they are delivered based on the terms of the sale, there is persuasive evidence of an agreement, the price is fixed or determinable and collectibility is reasonably assured. Revenue related to shipping and handling costs billed to customers is included in net sales and the related shipping and handling costs are included in cost of products sold.

Property and Equipment

Capital assets are recorded at cost and are amortized using the straight line method over the estimated useful lives:

Furniture and equipment	5 years

Computers	3 years

As at December 31, 2015, the Company's product molds were not yet ready for use. As such, they have not been amortized during the year ended December 31, 2015.

Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and deferred taxes on temporary differences between the amount of taxable income and pretax financial income, and between the tax bases of assets and liabilities and their reported amounts in the financial statements. Deferred tax assets and liabilities are included in the consolidated financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled as prescribed in FASB ASC 740. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

Tax positions initially need to be recognized in the financial statements when it is more likely than not the positions will be sustained upon examination by the tax authorities.

Foreign Currency Translation

Transactions denominated in foreign currencies are initially recorded in the functional currency using exchange rates in effect at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using exchange rates prevailing at the end of the reporting period. All exchange gains and losses are included in the statement of operations and deficit.

For the purpose of presenting financial statements in United States Dollars, the assets and liabilities are expressed in United States Dollars using exchange rates prevailing at the end of the reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive loss and reported as cumulative translation adjustment in shareholder's equity.

Financial Instruments

Financial Accounting Standards Board's (FASB) Accounting Standards Codification (ASC) 825, Disclosures about Fair Value of Financial Instruments, requires disclosures of the fair value of financial instruments. The carrying value of the Company's current financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities and shareholder loan, approximates their fair values because of the short term maturities of these instruments.

Measurement

The Company initially measures its financial instrument at fair value, except for certain non arm's length transactions.

The Company subsequently measures all its financial assets and financial liabilities at amortized cost, except for investments in equity instruments that are quoted in an active market, which are measured at fair value. Changes in fair value are recognized in earnings for the period in which they occur.

Financial assets measured at amortized cost include cash and cash equivalents, accounts receivable, related party receivable, other receivables and share subscriptions receivable.

Financial liabilities measured at amortized cost include accounts payable and accrued liabilities, and promissory note payable.

Impairment

Financial assets measured at cost are tested for impairment when there are indicators of impairment. The amount of the write down is recognized in earnings for the period. The previously recognized impairment loss may be reversed to the extent of the improvement, directly or by adjusting the allowance account, provided it is no greater than the amount that would have been reported at the date of the reversal had the impairment not been recognized previously. The amount of the reversal is recognized in earnings for the period.

Transaction costs

The entity recognizes its transaction costs in net income in the period incurred. However, financial instruments that will not be subsequently measure at fair value are adjusted by the transaction costs that are directly attributable to their origination, issuance or assumption.

Impairment of Long-Lived Assets

A long lived asset is tested for impairment whenever events or changes in circumstances indicate that its carrying value amount may not be recoverable. An impairment loss is recognized when the carrying amount of the asset exceeds the sum of the undiscounted cash flows resulting from its use and eventual disposition. The impairment loss is measured as the amount by which the carrying amount of the long lived assets exceeds its fair value.

Related Party Transactions		All transactions with related parties are in the normal course of operations and are measured at the exchange amount.
Intangible Assets

The useful life of intangible assets is assessed as either finite or indefinite. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any.

Intangible assets with finite useful lives are carried at cost less accumulated amortization. Amortization is calculated using the straight line method over the estimated useful lives.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis. If impairment indicators are present, these assets are subject to an impairment review. Any loss resulting from impairment of intangible assets is expensed in the period the impairment is identified.

Recent Accounting Pronouncements

In August 2014, the Financial Accounting Standards Board ("FASB") issued ASU 2014 15, "Presentation of Financial Statements Going Concern". The guidance requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about an entity's ability to continue as a going concern within one year after the date financial statements are issued. ASU 2014 15 is effective for the annual period ending after December 31, 2016, and for annual periods and interim periods thereafter, with early application permitted. The Company is evaluating the new standard, but does not, at this time, expect this standard to have a material impact on its consolidated financial statements.

In August 2015, the FASB issued ASU No. 2015 14, "Revenue from Contracts with Customers" which defers the effective date of ASU 2014 09 for all entities by one year. The guidance in "Revenue Recognition (Topic 606)" requires entities to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. ASU 2015 14 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period and is to be applied retrospectively, with early application not permitted. The Company is evaluating the new standard, but does not, at this time, expect this standard to have a material impact on its consolidated financial statements.

In February 2015, the FASB issued ASU No. 2015 02, "Amendments to the Consolidation Analysis". The guidance in "Consolidation" (Topic 810) responds to stakeholder concerns about the current accounting for consolidation of certain legal entities. ASU No. 2015 02 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2015. The Company is evaluating the new standard, but does not, at this time, expect this standard to have a material impact on its consolidated financial statements.

In July 2015, the FASB issued ASU 2015 11, "Inventory" which requires entities to measure inventory at the lower of cost and net realizable value with net realizable value being the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. ASU 2015 11 is effective for fiscal years beginning after December 15, 2016 including interim periods within those fiscal years. The Company is evaluating the new standard, but does not, at this time, expect this standard to have a material impact on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015 3, "Interest Imputation of Interest Simplifying the Presentation of Debt Issuance Costs." To simplify presentation of debt issuance costs, the amendments in this update require that debt issuance costs related to a recognized debt liability be presented in the consolidated balance sheets as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update. ASU 2015 3 is effective for fiscal years beginning after December 15, 2015 including interim periods within those fiscal years. The Company does not expect this standard to have a material impact on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016 02, "Leases" which was issued to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The amendments in ASU 2016 02 are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is evaluating the effect the new standard will have on the financial statements.

Interim Financial Information

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with GAAP for interim financial information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (SEC). Accordingly, they do not include all of the information and notes required by GAAP for complete financial statements. In the opinion of management, all adjustments and reclassifications considered necessary in order to make the financial statements not misleading and for a fair and comparable presentation have been included and are of a normal recurring nature. Operating results for the six month period ended June 30, 2016 are not necessarily indicated of the results that may be expected for the year ending December 31, 2016. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company's Annual Report on Form 10 K for the year ended December 31, 2015 filed with the SEC on May 9, 2016.

Functional and Presentation Currency	These interim financial statements are presented in United States Dollars. The functional currency of the Company is the Canadian Dollar.
Use of Estimates

The preparation of condensed unaudited financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Going Concern
These condensed unaudited financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. During the six month period ended June 30, 2016, the Company incurred a net loss of $329,286, and as of that date, the Company's accumulated deficit was $4,381,22 While the Company has demonstrated the ability to generate revenue, there are no assurances that it will be able to achieve level of revenues adequate to generate sufficient cash flow from operations or obtain additional financing through private placements, public offerings and/or bank financing necessary to support our working capital requirements. To the extent that funds generated from any private placements, public offerings and/or bank financing are insufficient, we will have to raise additional working capital. No assurance can be given that additional financing will be available, or if available, will be on acceptable terms. These conditions raise substantial doubt about our ability to continue as a going concern. If adequate working capital is not available we may be forced to discontinue operations, which would cause investors to lose their entire investment.

Reclassification	Certain comparative figures have been re classified to conform to the current period's presentation.
Derivative Financial Instruments

During the period ended June 30, 2016, the Company issued a convertible promissory note payable with such terms that require the Company to account for the transaction as a derivative financial instrument. The Company is accounting for this transaction in acoredance with FASB Accounting Standards Codification ("ASC") Topic 815, Derivatives and Hedging, which requires that every derivative instrument is recorded on the balance sheet as an asset or liability measured at its fair value as of the reporting date. ASC 815 also require changes in the derivatives' fair value to be recognized in earnings for the period. The Company has recorded the effective portion of the loss on derivatives in comprehensive loss for the three and six months ended June 30, 2016 in the accompanying balance sheets and statements of operations and comprehensive loss.